Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 839,622	$ 6,552,708
Accounts receivable, net		50,765	39,331
Contract assets		563,583	423,532
Inventories		375,881	153,851
Acquisition deposit		5,517,719	3,602,000
Prepayments and other current assets		3,005,505	1,267,347
TOTAL CURRENT ASSETS		10,353,075	12,053,846
NON CURRENT ASSETS:
Property, equipment and intangible assets, net		211,672	314,652
Long-term investments		4,617,863	5,247,866
Operating lease right-of-use assets, net		702,453	1,358,342
Prepayments and other non-current assets		1,198,406	473,387
TOTAL NON CURRENT ASSETS		6,730,394	7,394,247
TOTAL ASSETS		17,083,469	19,448,093
CURRENT LIABILITIES:
Short-term bank loans			33,717
Long-term bank loans - current portion		1,567,487
Accounts payable		1,408,467	974,314
Deferred revenue		4,123,849	3,988,699
Accrued expenses and other liabilities		1,231,128	1,041,832
Refund liabilities		323,671	333,030
Loan from third parties		447,914	15,064
Operating lease liabilities-current		246,809	551,384
Taxes payable		4,223,538	3,877,710
TOTAL CURRENT LIABILITIES		13,572,863	10,815,750
NON CURRENT LIABILITIES:
Operating lease liabilities-non-current		409,703	882,617
Long-term bank loans - non-current portion		1,766,986	3,207,237
Long-term loan from third party		68,275	102,535
TOTAL NON CURRENT LIABILITIES		3,099,235	4,256,078
TOTAL LIABILITIES		16,672,098	15,071,828
COMMITMENTS AND CONTINGENCIES (NOTE 16)
EQUITY:
Ordinary shares, value	[1]
Additional paid in capital		19,450,741	19,467,664
Statutory reserves		1,007,027	1,007,027
Accumulated deficit		(18,541,751)	(14,835,585)
Accumulated other comprehensive loss		(1,208,386)	(1,221,021)
TOTAL SHAREHOLDERS’ EQUITY		717,536	4,427,990
Non-controlling interests		(306,165)	(51,725)
TOTAL EQUITY		411,371	4,376,265
TOTAL LIABILITIES AND EQUITY		17,083,469	19,448,093
Related Party
CURRENT ASSETS:
Accounts receivable - related parties			15,077
NON CURRENT LIABILITIES:
Due to a related party		854,271	63,689
Class A Ordinary Shares
EQUITY:
Ordinary shares, value		7,890	7,890
Class B Ordinary Shares
EQUITY:
Ordinary shares, value		$ 2,015	$ 2,015

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.